Average Annual Total Returns{- Fidelity Asset Manager 85%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-10 - Fidelity Asset Manager 85%	Fidelity Asset Manager 85% Return Before Taxes Past 1 year	Fidelity Asset Manager 85% Return Before Taxes Past 5 years	Fidelity Asset Manager 85% Return Before Taxes Past 10 years	Fidelity Asset Manager 85% After Taxes on Distributions Past 1 year	Fidelity Asset Manager 85% After Taxes on Distributions Past 5 years	Fidelity Asset Manager 85% After Taxes on Distributions Past 10 years	Fidelity Asset Manager 85% After Taxes on Distributions and Sales Past 1 year	Fidelity Asset Manager 85% After Taxes on Distributions and Sales Past 5 years	Fidelity Asset Manager 85% After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0253 Past 1 year	F0253 Past 5 years	F0253 Past 10 years
Total	26.29%	8.40%	9.67%	24.67%	7.29%	8.63%	16.65%	6.39%	7.67%	31.49%	11.70%	13.56%	25.22%	8.90%	10.23%